                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [ ]; Amendment Number: __________
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA  02199

Form 13F File Number:   28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy Edgar Brakeman, III
       --------------------------------------------
Title: Managing Member
       --------------------------------------------
Phone: (617) 516-2000
       --------------------------------------------

Signature, Place, and Date of Signing:

         /s/  Roy Edgar Brakeman, III          Boston, MA               8/14/03
         ----------------------------          ----------               -------
*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
                                            ------------------

Form 13F Information Table Entry Total:             81
                                            ------------------

Form 13F Information Table Value Total:         $2,853,621
                                            ------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number    Name

      1       28-06946                Brookside Capital Partners Fund, L.P.
    -----     ------------            -------------------------------------

      2       28-06924                Brookside Capital Investors, L.P.
    ------    ------------            -------------------------------------

                      Brookside Capital Partners Fund L.P.
                    Form 13F Information Table as of 06/30/03


                                                                                                Investment   Other  Voting Authority
Description                      Title of Class         Cusip         PRN Amount      x1,000    Discretion  Managers   Sole  Shares
ABERCROMBIE & FITCH CO           CL A                   002896207     1,550,700       44,055       Sole                  X
ABGENIX INC                      COM                    00339B107       400,000        4,180       Sole                  X
ACCREDO HEALTH INC               COM                    00437V104     1,700,000       36,805       Sole                  X
ACE LTD                          ORD                    G0070K103     2,750,000       94,298       Sole                  X
AFFYMETRIX INC                   COM                    00826T108       235,000        4,632       Sole                  X
ALLTEL CORP                      COM                    020039103       491,500       23,700       Sole                  X
AMAZON.COM 4.75% 02/01/09        NOTE 4.750% 02/01/09   023135AF3    27,557,000       26,192       Sole                  X
AMBAC FINANCIAL GROUP INC        COM                    023139108       600,000       39,750       Sole                  X
AMDOCS LTD                       ORD                    G02602103     5,914,650      141,952       Sole                  X
BEST BUY INC                     COM                    086516101       894,900       39,304       Sole                  X
BOEING CO                        COM                    097023105     2,416,700       82,941       Sole                  X
CABLEVISION SYSTEMS              CL A NY CABLVS         12686C109       653,000       13,556       Sole                  X
CARNIVAL CORP                    PAIRED CTF             143658300       576,800       18,752       Sole                  X
CEPHALON INC                     COM                    156708109       200,000        8,210       Sole                  X
CARMAX INC                       COM                    143130102     3,622,900      109,230       Sole                  X
CITIGROUP INC                    COM                    172967101     1,000,000       42,800       Sole                  X
CLEAR CHANNEL COMMUNICATIONS     COM                    184502102     1,421,800       60,270       Sole                  X
CUMMINS INC                      CALL                   231021906         4,000          960       Sole                  X
DOLLAR GEN CORP                  COM                    256669102     2,357,500       43,048       Sole                  X
DURECT CORP                      COM                    266605104     3,993,514        9,577       Sole                  X
ELECTRONIC ARTS INC              COM                    285512109       368,800       27,254       Sole                  X
ELOYALTY CORP                    COM NEW                290151307       369,145        1,440       Sole                  X
EXACT SCIENCES CORP              COM                    30063P105       934,200       10,229       Sole                  X
FEDERAL NATL MTG ASSN            COM                    313586109     2,200,000      148,368       Sole                  X
FISHER SCIENTIFIC INTL INC       COM NEW                338032204       324,600       11,329       Sole                  X
FLEXTRONICS INT'L LTD            ORD                    Y2573F102     4,561,480       47,576       Sole                  X
FEDERAL HOME LN MTG CORP         COM                    313400301     1,450,000       73,617       Sole                  X
GENERAL MOTORS CORP              CL H NEW               370442832     5,674,800       72,694       Sole                  X
GREY GLOBAL GROUP INC            COM                    39787M108        75,648       58,480       Sole                  X
GUIDANT CORP                     COM                    401698105     1,000,000       44,390       Sole                  X
IMPATH INC                       COM                    45255G101       551,300        7,779       Sole                  X
IMPAX LABORATORIES INC           COM                    45256B101     1,250,000       14,925       Sole                  X
INTERACTIVE CORP
(f/k/a USA INTERACTIVE,
reporting under CUSIP 902984103) COM                    45840Q101     2,267,547       89,183       Sole                  X
INTERNATIONAL GAME TECHNOLOGY    COM                    459902102       377,300       38,609       Sole                  X
INTERNET CAP GROUP INC           COM                    46059C106     1,000,000          480       Sole                  X
INVITROGEN CORP                  COM                    46185R100       400,000       15,360       Sole                  X
KANA SOFTWARE INC                COM NEW                483600300       500,000        1,515       Sole                  X
KINDER MORGAN INC KANS           COM                    49455P101       851,300       46,524       Sole                  X
KOHL'S CORP                      COM                    500255104       787,900       40,482       Sole                  X
LA JOLLA PHARMACEUTICAL CO       COM                    503459109     1,062,700        3,454       Sole                  X
LEXMARK INTL NEW                 CL A                   529771107     1,222,500       86,516       Sole                  X
LIBERTY MEDIA CORP NEW           COM                    530718105     3,873,800       44,781       Sole                  X
LIGAND PHARMACEUTICALS INC       CL B                   53220K207       189,200        2,571       Sole                  X
LOWES COMPANIES INC              COM                    548661107       650,500       27,939       Sole                  X
MANDALAY RESORT GROUP            COM                    562567107     1,206,000       38,411       Sole                  X
MANUGISTICS GROUP INC            COM                    565011103     1,305,200        5,351       Sole                  X
MATRIXONE INC                    COM                    57685P304       410,800        2,399       Sole                  X
MAXTOR CORP                      COM NEW                577729205       252,700        1,898       Sole                  X
MBIA INC                         COM                    55262C100     1,350,000       65,813       Sole                  X
MCDATA CORP                      CL B                   580031102       640,746        9,278       Sole                  X
MCDATA CORP                      CL A                   580031201     3,494,108       51,189       Sole                  X
MERCURY INTERACTIVE CORP         COM                    589405109     1,753,148       67,952       Sole                  X
MICROSTRATEGY INC                CL A NEW               594972408       434,400       15,908       Sole                  X
NETWORKS ASSOCS INC              COM                    640938106     2,829,665       35,880       Sole                  X
OSI PHARMACEUTICALS INC          COM                    671040103       126,500        4,073       Sole                  X
OUTBACK STEAKHOUSE INC           COM                    689899102       489,500       19,091       Sole                  X
PAYCHEX INC                      COM                    704326107       393,400       11,562       Sole                  X
PENTAIR INC                      COM                    709631105       432,100       16,878       Sole                  X
PFIZER INC                       COM                    717081103       859,360       29,347       Sole                  X
PORTAL SOFTWARE INC              COM                    736126103     1,183,100        2,236       Sole                  X
QUEST DIAGNOSTICS                COM                    74834L100       225,900       14,412       Sole                  X
REEBOK INTL LTD                  COM                    758110100     2,880,100       96,858       Sole                  X
RELIANT RES INC                  COM                    75952B105     2,805,000       17,195       Sole                  X
SAP AG                           SPONSORED ADR          803054204     2,207,420       64,501       Sole                  X
SIEBEL SYS INC                   COM                    826170102     3,715,700       35,236       Sole                  X
SPX CORP                         COM                    784635104       631,400       27,819       Sole                  X
STEEL DYNAMICS INC               COM                    858119100     2,000,000       27,580       Sole                  X
SUPPORTSOFT INC                  COM                    868587106       426,500        2,764       Sole                  X
SYNOPSYS INC                     COM                    871607107     1,975,000      122,312       Sole                  X
TARGET CORP                      COM                    87612E106       803,700       30,412       Sole                  X
TECH DATA CORP                   COM                    878237106     3,200,800       85,621       Sole                  X
TECHNOLOGY SOLUTIONS CO          COM                    87872T108     2,707,200        2,707       Sole                  X
TEKELEC                          COM                    879101103       738,800        8,319       Sole                  X
TIBCO SOFTWARE INC               COM                    88632Q103     3,302,400       16,908       Sole                  X
TIMKEN CO                        COM                    887389104       620,000       10,856       Sole                  X
TRIAD HOSPITALS INC              COM                    89579K109       459,800       11,412       Sole                  X
TRIMERIS INC                     COM                    896263100        58,300        2,660       Sole                  X
US BANCORP DEL                   COM                    902973304     5,000,000      122,500       Sole                  X
VITRIA TECHNOLOGY INC            COM                    92849Q104       106,275          602       Sole                  X
WELLS FARGO & CO NEW             COM                    949746101       300,000       15,120       Sole                  X
WOMEN FIRST HEALTHCARE           COM                    978150100       750,000          855       Sole                  X